Note 16 - Subsequent Event	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Subsequent Events [Text Block]
NOTE 16 - SUBSEQUENT EVENT

On March 23, 2016 the Company entered into an agreement to sell the fourth parcel, located in Mullan, Idaho, for gross proceeds of $418,000. Net proceeds to be received by the Company are expected to be $380,000, adjusted for a 10% buyers premium paid to the auction firm, J.P. King.